PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from governmental authorities	$ 177	$ 142
Prepaid expenses and other receivables	143	43
Total prepaid expenses and other current assets	$ 320	$ 185